Accrual For Onerous Contracts (Tables)	12 Months Ended
Dec. 31, 2011
Accrual For Onerous Contracts [Abstract]
Summary Of Undiscounted Contracted Minimum Lease Payments

	Head lease payments	Sublease receipts

2012	$11,822	$7,550
2013	—	510
	$11,822	$8,060